Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	216,509	280,257
Work-in-progress	24,948	48,357
Finished goods	489,178	601,523
Total	730,635	930,137